Marketing Expenses - Schedule of Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Marketing expenses	$ 666,872
Stock-Based Compensation [Member]
Marketing expenses	420,000
Professional Fees [Member]
Marketing expenses	$ 246,872